Schedule of Investments (unaudited)
January 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 89.5%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)(b)	2,032,907	$100,893,174
Total Investment Companies (Cost: $101,747,621)		100,893,174
Short-Term Securities
Money Market Funds — 38.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(a)(c)(d)	39,319,738	39,339,398
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(c)	3,980,000	3,980,000
Total Short-Term Securities — 38.4% (Cost: $43,321,039)		43,319,398
Total Investments in Securities — 127.9% (Cost: $145,068,660)		144,212,572
Liabilities in Excess of Other Assets — (27.9)%		(31,480,553)
Net Assets — 100.0%		$112,732,019

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$40,428,819	$—	$(1,081,946)(a)	$(5,560)	$(1,915)	$39,339,398	39,319,738	$22,722 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,690,000	2,290,000 (a)	—	—	—	3,980,000	3,980,000	33,059	—
iShares 10+ Year Investment Grade Corporate Bond ETF	85,387,534	21,140,495	(3,313,643)	96,199	(2,417,411)	100,893,174	2,032,907	1,078,873	—
				$90,639	$(2,419,326)	$144,212,572		$1,134,654	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.40%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/19/25	USD	1,850	$49,946	$(3,242)	$53,188
4.46%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/08/26	USD	1,000	(3,218)	2	(3,220)
4.74%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/12/26	USD	700	(5,659)	2	(5,661)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.45%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/04/27	USD	500	$18,884	$3	$18,881
0.48%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/15/27	USD	2,335	205,781	27,508	178,273
3.24%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/11/28	USD	700	16,694	4	16,690
3.24%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/16/28	USD	300	7,376	2	7,374
3.67%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/08/29	USD	500	6,522	4	6,518
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/06/29	USD	600	7,032	5	7,027
4.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/10/29	USD	200	(1,073)	1	(1,074)
4.22%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/24/29	USD	400	(2,862)	3	(2,865)
3.74%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/31/29	USD	200	2,627	2	2,625
4.03%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/30	USD	500	362	5	357
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/30	USD	900	(2,873)	9	(2,882)
0.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/19/30	USD	2,190	364,979	(29,332)	394,311
2.10%	Annual	1-Day SOFR, 4.38%	Annual	N/A	04/04/32	USD	2,630	320,664	34	320,630
3.37%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/22/33	USD	200	10,019	3	10,016
3.53%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/16/33	USD	100	3,902	2	3,900
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/11/33	USD	300	7,854	4	7,850
3.51%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/34	USD	1,100	47,325	17	47,308
3.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/08/34	USD	500	17,790	8	17,782
3.65%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/34	USD	250	8,023	4	8,019
3.74%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/34	USD	300	7,773	4	7,769
3.66%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/06/34	USD	300	9,487	4	9,483
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/08/34	USD	200	5,357	4	5,353
3.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/34	USD	200	3,302	3	3,299
3.24%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/20/34	USD	200	13,605	3	13,602
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/34	USD	500	13,429	8	13,421
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/31/34	USD	300	7,663	5	7,658
4.05%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/35	USD	500	1,756	8	1,748
4.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/16/35	USD	400	(7,123)	7	(7,130)
4.15%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/21/35	USD	200	(856)	4	(860)

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.16%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/22/35	USD	300	$(1,396)	$5	$(1,401)
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/35	USD	400	(262)	6	(268)
4.14%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/35	USD	800	(2,612)	14	(2,626)
1.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/17/36	USD	9,285	1,996,046	(463,036)	2,459,082
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/08/38	USD	1,000	38,173	20	38,153
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/11/38	USD	600	26,352	11	26,341
3.54%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/39	USD	1,800	116,312	37	116,275
3.64%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/08/39	USD	800	42,950	16	42,934
3.67%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/39	USD	200	10,123	4	10,119
3.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/39	USD	150	7,182	3	7,179
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/01/39	USD	200	8,920	4	8,916
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/12/39	USD	100	4,459	2	4,457
3.49%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/20/39	USD	300	21,712	6	21,706
3.43%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/07/39	USD	200	15,846	4	15,842
3.83%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/39	USD	700	25,504	15	25,489
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/40	USD	400	2,230	9	2,221
4.35%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/16/40	USD	200	(4,347)	4	(4,351)
4.21%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/21/40	USD	300	(1,683)	6	(1,689)
4.21%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/22/40	USD	400	(2,290)	8	(2,298)
4.16%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/40	USD	500	59	11	48
4.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/40	USD	1,200	(3,334)	26	(3,360)
4.12%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/29/40	USD	400	1,852	9	1,843
1.95%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/10/41	USD	12,427	3,258,858	(1,080,653)	4,339,511
3.47%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/25/43	USD	200	18,055	4	18,051
3.65%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/03/43	USD	100	6,597	3	6,594
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/08/43	USD	1,800	99,211	48	99,163
3.67%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/11/43	USD	400	25,140	10	25,130
3.81%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/15/43	USD	200	9,197	5	9,192
3.87%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/18/43	USD	100	3,806	(194)	4,000

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.52%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/44	USD	1,600	$133,782	$43	$133,739
3.62%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/08/44	USD	800	56,020	22	55,998
3.64%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/44	USD	200	13,602	6	13,596
3.68%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/44	USD	280	17,520	7	17,513
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/44	USD	600	29,897	16	29,881
3.72%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/01/44	USD	200	11,514	5	11,509
3.79%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/07/44	USD	300	14,428	8	14,420
3.81%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/14/44	USD	200	9,219	5	9,214
3.71%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/12/44	USD	100	5,917	2	5,915
3.78%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/15/44	USD	200	9,954	6	9,948
3.85%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/44	USD	600	24,200	16	24,184
3.49%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/20/44	USD	270	24,147	8	24,139
3.43%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/02/44	USD	200	19,414	5	19,409
3.38%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/03/44	USD	400	41,429	11	41,418
3.63%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/09/44	USD	200	14,096	5	14,091
3.82%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/44	USD	750	33,186	20	33,166
3.84%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/31/44	USD	300	12,749	9	12,740
3.89%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/12/44	USD	300	10,447	9	10,438
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/45	USD	600	4,938	17	4,921
4.32%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/16/45	USD	450	(10,582)	13	(10,595)
4.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/21/45	USD	300	(1,988)	9	(1,997)
4.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/22/45	USD	350	(2,250)	10	(2,260)
4.15%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/45	USD	500	374	14	360
4.17%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/45	USD	1,300	(3,438)	36	(3,474)
4.11%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/29/45	USD	550	3,112	15	3,097
1.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/24/46	USD	4,300	1,548,115	(135,068)	1,683,183
1.40%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/12/46	USD	1,900	745,344	48	745,296
1.44%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/10/46	USD	1,550	597,300	45	597,255
3.40%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/27/48	USD	70	7,464	2	7,462

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.63%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/08/48	USD	1,900	$135,857	$59	$135,798
3.44%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/49	USD	1,700	170,277	54	170,223
3.54%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/08/49	USD	750	63,191	24	63,167
3.52%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/09/49	USD	300	26,549	10	26,539
3.56%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/49	USD	200	16,304	6	16,298
3.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/49	USD	180	13,595	6	13,589
3.70%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/19/49	USD	300	18,101	9	18,092
3.64%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/01/49	USD	200	13,789	6	13,783
3.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/06/49	USD	300	22,710	9	22,701
3.62%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/12/49	USD	250	18,209	8	18,201
3.42%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/20/49	USD	320	33,274	10	33,264
3.27%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/20/49	USD	400	50,434	13	50,421
3.34%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/24/49	USD	200	23,184	7	23,177
3.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/03/49	USD	130	15,210	4	15,206
3.40%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/07/49	USD	200	21,318	7	21,311
3.57%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/09/49	USD	250	20,109	8	20,101
3.76%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/49	USD	700	35,783	23	35,760
3.77%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/31/49	USD	250	12,238	8	12,230
3.82%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/12/49	USD	50	2,058	2	2,056
4.02%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/50	USD	600	6,040	20	6,020
4.25%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/16/50	USD	160	(4,050)	5	(4,055)
4.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/21/50	USD	350	(2,321)	11	(2,332)
4.13%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/22/50	USD	500	(3,327)	16	(3,343)
4.07%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/50	USD	500	1,100	16	1,084
4.09%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/50	USD	1,500	(2,530)	49	(2,579)
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/29/50	USD	550	3,956	18	3,938
2.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	05/07/51	USD	11,085	3,590,964	(1,538,433)	5,129,397
3.18%	Annual	1-Day SOFR, 4.38%	Annual	N/A	06/06/53	USD	300	42,410	1,036	41,374
3.22%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/05/53	USD	200	27,152	7	27,145

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.27%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/07/53	USD	200	$25,356	$7	$25,349
3.28%	Annual	1-Day SOFR, 4.38%	Annual	N/A	07/27/53	USD	100	12,474	3	12,471
3.42%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/03/53	USD	100	10,187	3	10,184
3.53%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/08/53	USD	1,400	116,109	48	116,061
3.48%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/11/53	USD	100	9,105	4	9,101
3.59%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/15/53	USD	200	14,537	7	14,530
3.64%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/18/53	USD	150	9,643	(254)	9,897
3.61%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/31/53	USD	200	13,803	7	13,796
3.75%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/01/53	USD	120	5,529	4	5,525
3.36%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/05/54	USD	1,300	144,841	46	144,795
3.46%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/08/54	USD	550	51,984	20	51,964
3.44%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/09/54	USD	200	19,612	7	19,605
3.48%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/10/54	USD	150	13,681	5	13,676
3.52%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/12/54	USD	130	10,977	4	10,973
3.62%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/19/54	USD	300	19,942	10	19,932
3.65%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/54	USD	300	18,670	11	18,659
3.62%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/54	USD	200	13,407	7	13,400
3.56%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/01/54	USD	200	15,444	7	15,437
3.51%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/06/54	USD	200	17,050	7	17,043
3.62%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/07/54	USD	400	26,651	14	26,637
3.71%	Annual	1-Day SOFR, 4.38%	Annual	N/A	02/16/54	USD	350	18,100	13	18,087
3.51%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/08/54	USD	200	17,240	7	17,233
3.53%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/12/54	USD	150	12,319	5	12,314
3.60%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/15/54	USD	150	10,563	5	10,558
3.67%	Annual	1-Day SOFR, 4.38%	Annual	N/A	03/28/54	USD	350	20,328	12	20,316
3.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	08/20/54	USD	350	40,290	12	40,278
3.20%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/20/54	USD	300	41,562	11	41,551
3.26%	Annual	1-Day SOFR, 4.38%	Annual	N/A	09/24/54	USD	250	31,745	9	31,736
3.31%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/02/54	USD	150	17,888	5	17,883

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.26%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/03/54	USD	150	$19,120	$6	$19,114
3.33%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/05/54	USD	200	23,043	7	23,036
3.49%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/09/54	USD	250	22,015	9	22,006
3.68%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/29/54	USD	600	33,385	22	33,363
3.69%	Annual	1-Day SOFR, 4.38%	Annual	N/A	10/31/54	USD	200	10,732	7	10,725
3.73%	Annual	1-Day SOFR, 4.38%	Annual	N/A	11/12/54	USD	200	9,187	7	9,180
3.57%	Annual	1-Day SOFR, 4.38%	Annual	N/A	12/06/54	USD	350	26,170	13	26,157
3.93%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/02/55	USD	300	3,770	11	3,759
4.15%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/16/55	USD	180	(4,676)	6	(4,682)
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/21/55	USD	250	(1,725)	8	(1,733)
4.04%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/22/55	USD	350	(2,238)	12	(2,250)
3.98%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/23/55	USD	340	862	13	849
4.00%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/24/55	USD	900	(822)	32	(854)
3.95%	Annual	1-Day SOFR, 4.38%	Annual	N/A	01/29/55	USD	500	4,257	18	4,239
								$15,520,759	$(3,219,916)	$18,740,675
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$100,893,174	$—	$—	$100,893,174
Short-Term Securities
Money Market Funds	43,319,398	—	—	43,319,398
	$144,212,572	$—	$—	$144,212,572
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$18,820,514	$—	$18,820,514
Liabilities
Interest Rate Contracts	—	(79,839)	—	(79,839)
	$—	$18,740,675	$—	$18,740,675

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate